Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

Remuneration of directors and key management personnel of the Company for the years ended March 31, 2026, 2025, and 2024 were as follows:

	For the years ended March 31,
	2026	2025	2024
Consulting fees charged by directors of the Company	$1,000	$8,900	$10,000
Exploration consulting fees charged by directors	$-	$3,200	$16,000
Salaries, fees and benefits	$307,929	$280,050	$234,800
Share-based payments	$74,700	$114,900	$1,455,180

Related party balances as at March 31, 2026 and 2025 were as follows:

	March 31, 2026	March 31, 2025
Amounts due to Directors and Officers of the Company	$20,390	$26,501
Amounts due to companies controlled by directors and officers	217,145	116,388
Amounts due from companies controlled by directors and officers	18,785	-
Total	$256,320	$142,889

The directors’ and officers’ balances also include fees and expenses owing to directors and officers incurred in the normal course of business.